TAXES ON INCOME (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)
Income Taxes [Line Items]
Amount added (deducted) to unrecognized tax benefits derived from interest and exchange		$ 484	$ (88)	$ 290
Accrued interest liability on uncertain tax positions		$ 460	$ 214
Tax rate		23.00%	23.00%	24.00%	24.00%
Tax exempt undistributed retained earnings		$ 128,751
Income tax liability, contingent upon distribution of previously tax exempt earnings		$ 29,613
Litigation settlement amount				$ 10,728
Amount of provision				10,950
Additional tax benefit				200
Tax expense recorded related to the re-measurement of the deferred tax balance				$ 3,247
Preferred Enterprise Regime [Member]
Income Taxes [Line Items]
Tax rate		16.00%
Technological Preferred Enterprise [Member]
Income Taxes [Line Items]
Tax rate		12.00%
Preferred Enterprise Status [Member]
Income Taxes [Line Items]
Tax rate		23.00%	23.00%	24.00%	24.00%
ILS [Member]
Income Taxes [Line Items]
Litigation settlement amount | ₪					₪ 37,727
Minimum [Member]
Income Taxes [Line Items]
Tax rate	35.00%
Minimum [Member] | Preferred Enterprise Regime [Member]
Income Taxes [Line Items]
Withholding tax		15.00%
Maximum [Member]
Income Taxes [Line Items]
Tax rate	21.00%
Maximum [Member] | Preferred Enterprise Regime [Member]
Income Taxes [Line Items]
Withholding tax		20.00%
Foreign [Member] | United States Subsidiary [Member]
Income Taxes [Line Items]
Operating loss carry forward amount		$ 7,250
Operating loss carryforward limitations of use		can be carried forward and offset against taxable income up to 20 years
Foreign [Member] | United States Subsidiary [Member] | Earliest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carry forward expiration date		Dec. 31, 2023
Foreign [Member] | United States Subsidiary [Member] | Latest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carry forward expiration date		Dec. 31, 2038